Share based payments - Schedule of parameters used in relation to the new grants (Details)	1 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 equityInstrument $ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026 Y $ / shares	Jun. 30, 2026 yr $ / shares	Mar. 31, 2026 Y equityInstrument $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | equityInstrument		397,549					18,983
Share price (in USD per share)			$ 924.51
Exercise price (in USD per share)	$ 894.88	$ 894.88	894.88	$ 894.88	$ 894.88	$ 894.88	$ 704.83
Expected volatility (in percentage)				38.60%
Expected dividend as percentage, share options granted				0.00%			0.00%
Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | equityInstrument		109,627
Share options granted (as percent)				1
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options (in USD per share)			369.26				$ 250.03
Share price (in USD per share)							$ 713.80
Expected volatility (in percentage)							38.81%
Average expected option life (in years)					5.34	4.16	4.30
Risk-free interest rate				2.48%			2.48%
Minimum | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	5 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options (in USD per share)			$ 401.72				$ 308.64
Share price (in USD per share)							$ 822.80
Expected volatility (in percentage)							39.99%
Average expected option life (in years)					6.36	6.36	6.50
Risk-free interest rate				2.52%			2.59%
Maximum | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	10 years